Accounts receivable - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 12, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Holdback receivable (note 6)			$ 10,737	$ 0
Cummins Westport, Inc.
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchase agreement holdback term	3 years
Cummins Westport, Inc. | Subsequent Event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Holdback receivable (note 6)		$ 11,365